Short-Term and Long-Term Debts - Schedule of the Company's Outstanding Short-Term Loans (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Schedule of the Company's Outstanding Short-Term Loans [Line Items]
Outstanding short-term loans	$ 3,376,940	¥ 23,000,000	¥ 43,000,000
Guaranteed by Mr. Jianping Kong, the principal shareholder, chairman and chief executive officer, Mr. Qifeng Sun, the principal shareholder and vice chairman, and two subsidiaries within the Company’s organizational structure [Member]
Schedule of the Company's Outstanding Short-Term Loans [Line Items]
Outstanding short-term loans		18,000,000	18,000,000
Guaranteed by Mr. Jianping Kong and one subsidiary within the Company’s organizational structure [Member]
Schedule of the Company's Outstanding Short-Term Loans [Line Items]
Outstanding short-term loans		5,000,000	15,000,000
Guaranteed by the Mr. Jianping Kong, one subsidiary within the Company’s organizational structure, and a third party financial institution [Member]
Schedule of the Company's Outstanding Short-Term Loans [Line Items]
Outstanding short-term loans			¥ 10,000,000